Receivables	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Receivables
8.	Receivables

	December 31, 2025		December 31, 2024
Installment contracts receivable	US$	21,516,722	US$	81,160
Rent receivable		26,010		-
Other receivables		308,342		343,998
Amount due from related parties		280,809		330
Amount due from immediate holding company (DDPCW)		111,764		106,780
	US$	22,243,647	US$	532,268

Installment contracts receivable pertains to receivables from the sale of development properties. These receivables are collectible in monthly installments over a period of one (1) year to ten (10) years. Titles to development properties are not transferred to the buyers until full payment has been made.

The amount due from immediate holding company and related parties pertains to reimbursables paid by the Group. These are non-trade, unsecured, non-interest bearing and repayable on demand.

Other receivables mainly pertain to the receivable from tax authorities for stamp duty refund and receivable from the property manager of the Hotel101-Los Angeles lot.

Credit and market risks

Information about the Group’s exposures to credit and market risks are disclosed in Note 21.